Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The following section has been prepared in accordance with the SEC’s pay versus performance (“PvP”) disclosure rule. The PvP rule requires public companies to disclose information reflecting the relationship between the company’s financial performance and a new definition of pay, referred to as “Compensation Actually Paid.” The Compensation Actually Paid amounts shown below may not reflect actual compensation paid to or earned by our NEOs, and Compensation Actually Paid was not used by the Compensation Committee to make any compensation decisions.
The table below includes the required PvP disclosures for the Principal Executive Officer (“PEO”) and the average non-PEO NEO for fiscal years 2024, 2023, 2022, 2021 and 2020. Detailed information on the calculation of the Compensation Actually Paid amounts for the applicable year can be found in footnote (2) below.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 investment based on:		Net Income ($M)(5)	Adjusted Earnings Per Share ($)(6)
					Otis TSR(4)	Peer Group TSR(4)
2024	42,102,257	40,088,639	5,377,739	3,919,059	209	253	1,645	3.83
2023	15,924,194	21,050,577	5,576,098	6,457,863	199	216	1,406	3.54
2022	14,477,875	15,281,897	3,457,622	2,196,543	172	183	1,253	3.17
2021	13,770,306	26,766,637	3,956,450	7,555,268	188	193	1,246	3.01
2020	11,987,312	17,995,581	4,508,897	5,098,198	144	160	906	2.52
(1)	The PEO for each year shown in this table is Ms. Marks.
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2024, our former CFO left employment and forfeited all unvested equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2024. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2024
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-37,794,147
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	34,055,562
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	428,124
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	391,303
Increase based on dividends or other earnings paid during year prior to vesting date of award	905,539
Total Adjustments	-2,013,618

Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2024
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	-38,116
Average increase for service cost of pension plans(7)	6,880
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-3,740,187
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	2,926,080
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	95,154
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	75,493
Average deduction of fair value of awards granted prior to year that were forfeited during year(8)	-865,837
Average increase based on dividends or other earnings paid during year prior to vesting date of award	81,853
Total Adjustments	-1,458,680
(3)	The names of the non-PEO NEOs in each fiscal year are listed in the table below.

2024	2023	2022	2021	2020
A. Maheshwari	A. Maheshwari	A. Maheshwari	R. Ghai	R. Ghai
C. Méndez	P. Zheng	R. Ghai	P. Zheng	P. Zheng
P. Zheng	T. Embree	P. Zheng	N. LaFreniere	N. LaFreniere
N. LaFreniere	E. Miñarro Viseras	N. LaFreniere	S. de Montlivault	S. de Montlivault
E. Miñarro Viseras		S. de Montlivault		M. Eubanks

(4)
Otis became an independent publicly traded company on April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from April 3, 2020, through the end of 2024, assuming reinvestment of dividends until the last day of each reporting fiscal year. The Peer Group, for purpose of this table, is the S&P 500 Industrials Sector Index.

(5)	This represents Otis’ net income calculated in accordance with GAAP.
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2024 to our performance. Adjusted EPS is the performance measure that has the greatest weighting under our PSUs. We grant 50% of each NEO’s LTI opportunity as PSUs. See Appendix A on pages 99-102 for information on how adjusted EPS is calculated from our audited financial statements.

(7)
Ms. LaFreniere is a participant in the PPP, Ms. Méndez is a participant in the Swiss Base Plan and Swiss Supplementary 1e Plan, and Messrs. de Montlivault and Miñarro Viseras participate in the TCN Plan and the Spanish Defined Benefit – Policy 7179, respectively. None of our other NEOs participate in an Otis-sponsored pension plan.

(8)
For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company. A binomial lattice model was used to estimate the fair value of the SARs. Fair values for our PSUs, which are partly market-based awards because of the TSR multiplier, are based on a Monte Carlo valuation if the PSU TSR measurement period has not ended (i.e., for the 2023 PSUs and 2024 PSUs). Both models are consistent with the grant-date valuation models used for valuations under FASB ASC 718. Below is a description of the assumptions made for the valuations of the SARs and 2023 and 2024 PSUs.

Valuations performed for 2024
PSUs
Range of Weighted Financial Metric Multipliers	82% - 117%
TSR Realized Performance (percentile)	31st - 38th
Historical Volatility	18.5% - 18.6%
Risk-Free Interest Rate	4.1% - 4.2%

Valuations performed for 2024
SARs
Expected Term (years)	2.3 – 5.2
Exercise Price	$63.93 – $94.20
Blended Volatility	23.0% – 26.9%
Dividend Yield	1.5% – 1.6%
Risk-Free Interest Rate	3.6% – 4.3%
Expected term estimates for measurements in the current fiscal year were calculated by taking the difference between (i) the expected term as of the grant date of the SARs and (ii) the time since grant. This difference was then divided by the stock-to-exercise price ratio as of the applicable measurement date, and thereby shortening the term for the SARs since all the SARs are in-the-money at the applicable measurement date. The Blended Volatility is calculated as an average of the peer and historical volatility on the measurement date. Historical Volatility is calculated from daily Otis stock prices, term matched for the expected term (consistent with the approach used for the grant-date valuation of options). Peer volatility is calculated based on the average of the volatility of the peer group within the industry. Dividend Yield is calculated as the quarterly dividend amount divided by the three-month average stock price on the valuation date, annualized and continuously compounded. Risk-free interest rate is the continuously compounded, term-matching, zero-coupon rate from applicable measurement date.
Estimated fair values of the unvested PSU awards, which vest based upon financial performance metrics and a relative TSR modifier, were valued using a Monte Carlo simulation as of December 31, 2024:

Award	Discount for Lack of Marketability	TSR Modifier Fair Value (per target shares)(a)	TSR Modifier Fair Value Factor (as % of valuation date stock price)
2024 July PSUs(b)	4.79%	$83.87	90.56
2024 PSU	N/A	$90.06	97.25
2023 PSU	N/A	$88.09	95.12
As the TSR performance period for the 2022 PSUs was completed as of December 31, 2024, no TSR modifier was calculated for the relevant 2024 valuations. To calculate total PSU fair value as of each measurement date for each NEO, the TSR modifier fair value shown in the table above was multiplied by (i) the corresponding expected payout from the performance goals described on pages 52-55 and (ii) the number of target performance units unvested and outstanding plus dividend equivalent units accrued at the time.
(a)	Target shares are defined as a payout of 100%, such that the maximum payout is 120% given the TSR multiplier.
(b)	This PSU award has a mandatory one-year post-vest holding period. As such, a discount is applied to the award to reflect the lack of marketability due to the holding period restriction.

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote
(1)	The PEO for each year shown in this table is Ms. Marks.
(3)	The names of the non-PEO NEOs in each fiscal year are listed in the table below.

2024	2023	2022	2021	2020
A. Maheshwari	A. Maheshwari	A. Maheshwari	R. Ghai	R. Ghai
C. Méndez	P. Zheng	R. Ghai	P. Zheng	P. Zheng
P. Zheng	T. Embree	P. Zheng	N. LaFreniere	N. LaFreniere
N. LaFreniere	E. Miñarro Viseras	N. LaFreniere	S. de Montlivault	S. de Montlivault
E. Miñarro Viseras		S. de Montlivault		M. Eubanks

Peer Group Issuers, Footnote
(4)
Otis became an independent publicly traded company on April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from April 3, 2020, through the end of 2024, assuming reinvestment of dividends until the last day of each reporting fiscal year. The Peer Group, for purpose of this table, is the S&P 500 Industrials Sector Index.

PEO Total Compensation Amount	$ 42,102,257	$ 15,924,194	$ 14,477,875	$ 13,770,306	$ 11,987,312
PEO Actually Paid Compensation Amount	$ 40,088,639	21,050,577	15,281,897	26,766,637	17,995,581
Adjustment To PEO Compensation, Footnote
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2024, our former CFO left employment and forfeited all unvested equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2024. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2024
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-37,794,147
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	34,055,562
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	428,124
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	391,303
Increase based on dividends or other earnings paid during year prior to vesting date of award	905,539
Total Adjustments	-2,013,618

Non-PEO NEO Average Total Compensation Amount	$ 5,377,739	5,576,098	3,457,622	3,956,450	4,508,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,919,059	6,457,863	2,196,543	7,555,268	5,098,198
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2024, our former CFO left employment and forfeited all unvested equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2024. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2024
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	-38,116
Average increase for service cost of pension plans(7)	6,880
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-3,740,187
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	2,926,080
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	95,154
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	75,493
Average deduction of fair value of awards granted prior to year that were forfeited during year(8)	-865,837
Average increase based on dividends or other earnings paid during year prior to vesting date of award	81,853
Total Adjustments	-1,458,680

Equity Valuation Assumption Difference, Footnote
(8)
For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company. A binomial lattice model was used to estimate the fair value of the SARs. Fair values for our PSUs, which are partly market-based awards because of the TSR multiplier, are based on a Monte Carlo valuation if the PSU TSR measurement period has not ended (i.e., for the 2023 PSUs and 2024 PSUs). Both models are consistent with the grant-date valuation models used for valuations under FASB ASC 718. Below is a description of the assumptions made for the valuations of the SARs and 2023 and 2024 PSUs.

Valuations performed for 2024
PSUs
Range of Weighted Financial Metric Multipliers	82% - 117%
TSR Realized Performance (percentile)	31st - 38th
Historical Volatility	18.5% - 18.6%
Risk-Free Interest Rate	4.1% - 4.2%

Valuations performed for 2024
SARs
Expected Term (years)	2.3 – 5.2
Exercise Price	$63.93 – $94.20
Blended Volatility	23.0% – 26.9%
Dividend Yield	1.5% – 1.6%
Risk-Free Interest Rate	3.6% – 4.3%
Expected term estimates for measurements in the current fiscal year were calculated by taking the difference between (i) the expected term as of the grant date of the SARs and (ii) the time since grant. This difference was then divided by the stock-to-exercise price ratio as of the applicable measurement date, and thereby shortening the term for the SARs since all the SARs are in-the-money at the applicable measurement date. The Blended Volatility is calculated as an average of the peer and historical volatility on the measurement date. Historical Volatility is calculated from daily Otis stock prices, term matched for the expected term (consistent with the approach used for the grant-date valuation of options). Peer volatility is calculated based on the average of the volatility of the peer group within the industry. Dividend Yield is calculated as the quarterly dividend amount divided by the three-month average stock price on the valuation date, annualized and continuously compounded. Risk-free interest rate is the continuously compounded, term-matching, zero-coupon rate from applicable measurement date.
Estimated fair values of the unvested PSU awards, which vest based upon financial performance metrics and a relative TSR modifier, were valued using a Monte Carlo simulation as of December 31, 2024:

Award	Discount for Lack of Marketability	TSR Modifier Fair Value (per target shares)(a)	TSR Modifier Fair Value Factor (as % of valuation date stock price)
2024 July PSUs(b)	4.79%	$83.87	90.56
2024 PSU	N/A	$90.06	97.25
2023 PSU	N/A	$88.09	95.12
As the TSR performance period for the 2022 PSUs was completed as of December 31, 2024, no TSR modifier was calculated for the relevant 2024 valuations. To calculate total PSU fair value as of each measurement date for each NEO, the TSR modifier fair value shown in the table above was multiplied by (i) the corresponding expected payout from the performance goals described on pages 52-55 and (ii) the number of target performance units unvested and outstanding plus dividend equivalent units accrued at the time.
(a)	Target shares are defined as a payout of 100%, such that the maximum payout is 120% given the TSR multiplier.
(b)	This PSU award has a mandatory one-year post-vest holding period. As such, a discount is applied to the award to reflect the lack of marketability due to the holding period restriction.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most important financial performance measures
In our assessment, the most important financial performance measures used to link Compensation Actually Paid to our NEOs in 2024 to our performance are those used in our 2024 STI and LTI programs:

• Adjusted EPS(1) • Adjusted net income(1) • Adjusted free cash flow(1)	• Organic sales growth(1) • New Equipment orders growth(1) • Relative TSR

For more information on these measures, see the “STI compensation” section on pages 48-51 and “LTI compensation” section on pages 52-56.
(1)
Refer to Appendix A on pages 99-102 and Appendix B on page 103 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Total Shareholder Return Amount	$ 209	199	172	188	144
Peer Group Total Shareholder Return Amount	253	216	183	193	160
Net Income (Loss)	$ 1,645,000,000	$ 1,406,000,000	$ 1,253,000,000	$ 1,246,000,000	$ 906,000,000
Company Selected Measure Amount | $ / shares	3.83	3.54	3.17	3.01	2.52
PEO Name	Ms. Marks	Ms. Marks	Ms. Marks	Ms. Marks	Ms. Marks
Percentage of Each NEO’s LTI Opportunity Granted as PSUs	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Financial Metric Multipliers, Minimum for Performance Share Units	82.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Financial Metric Multipliers, Maximum for Performance Share Units	117.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Minimum for Performance Share Units	31
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Maximum for Performance Share Units	38
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Historical Volatility Rate, Minimum for Performance Share Units	18.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Historical Volatility Rate, Maximum for Performance Share Units	18.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Performance Share Units	4.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Performance Share Units	4.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum for Stock Appreciation Rights	2 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum for Stock Appreciation Rights	5 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Minimum for Stock Appreciation Rights | $ / shares	$ 63.93
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Maximum for Stock Appreciation Rights | $ / shares	$ 94.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Blended Volatility Rate, Minimum for Stock Appreciation Rights	23.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Blended Volatility Rate, Maximum for Stock Appreciation Rights	26.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Yield, Minimum for Stock Appreciation Rights	1.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Yield, Maximum for Stock Appreciation Rights	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Stock Appreciation Rights	3.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Stock Appreciation Rights	4.30%
Target Shares Payout Percentage	100.00%
Target Shares Maximum Payout Percentage	120.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2024 to our performance. Adjusted EPS is the performance measure that has the greatest weighting under our PSUs. We grant 50% of each NEO’s LTI opportunity as PSUs. See Appendix A on pages 99-102 for information on how adjusted EPS is calculated from our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Organic sales growth
Measure:: 5
Pay vs Performance Disclosure
Name	New Equipment orders growth
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Two Thousand Twenty Four July Performance Share Units [Member]
Pay vs Performance Disclosure
Discount for Lack of Marketability	4.79%
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares	$ 83.87
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)	90.56%
Two Thousand Twenty Four Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares	$ 90.06
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)	97.25%
Two Thousand Twenty Three Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares	$ 88.09
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)	95.12%
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,013,618)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,794,147)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,055,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,124
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,303
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	905,539
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,458,680)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,740,187)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,926,080
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,154
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,493
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,853
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,116)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,880
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (865,837)